Stock Options - Additional Information (Detail)			12 Months Ended
	Sep. 01, 2017	Jul. 01, 2015	Dec. 31, 2018 JPY (¥) yr shares	Dec. 31, 2017 JPY (¥) yr shares	Dec. 31, 2016 JPY (¥) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock split ratio	2	3
Stock option expenses			¥ 66,143,000	¥ 57,759,000	¥ 39,435,000
Weighted average remaining contractual life for the stock options outstanding | yr			2.77	3.21
Weighted average fair value of options granted			¥ 154,500	¥ 40,816
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options			481	465
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options			¥ 901	¥ 901
Series 5 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise conditions for each series of stock options			Accumulated operating income in the audited statements of profit or loss of the Group in the filed securities reports in accordance with Japanese GAAP for the fiscal years from 2014 through 2015 exceeds ¥572 million
Number of stock options outstanding				200	1,215
Number of shares outstanding | shares				120,000	729,000
Series 6 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise conditions for each series of stock options			Operating income of the Group in accordance with Japanese GAAP for the fiscal year 2015 exceeds ¥754 million
Additional exercise conditions for each series of stock options, when not fulfilled stock options will be forfeited			The average closing stock price of common stock of the Group on the TSE for any of five consecutive business days is lower than 60% of the exercise price (figure less than ¥1 is rounded down.), at any point during the period stipulated, from the allotment date of the stock options to the expiration date.
Number of stock options outstanding			771	1,210	2,390
Number of shares outstanding | shares			154,200	242,000	478,000
Weighted average fair value of options granted			¥ 28,355
Series 6 Stock options [member] | Key management personnel of entity or parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options outstanding			570
Number of shares outstanding | shares			114,000
Series 7 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise conditions for each series of stock options			Net sales of the Group in accordance with Japanese GAAP for the fiscal year 2016 exceeds ¥23,200 million and operating income exceeds ¥1,031 million
Number of stock options outstanding					2,151
Number of shares outstanding | shares					430,200
Weighted average fair value of options granted			¥ 28,464
Series 7 Stock options [member] | Key management personnel of entity or parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options outstanding			410
Number of shares outstanding | shares			82,000
Series nine stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise conditions for each series of stock options			Operating income of the Group in the filed securities reports in accordance with Japanese GAAP for the fiscal year 2018 exceeds ¥62,932 million and ¥754 million
Conditions for the Group to acquire the stock options to grant free of charge			Average closing stock price of common stock of the Group on the TSE for any of five consecutive business days is lower than 60% of the exercise price (figure less than ¥1 is rounded down.), at any point during the period stipulated, before entering into the exercise period.
Stock option expenses			¥ 70,728,000	¥ 57,759,000
Weighted average fair value of options granted			¥ 154,500
Series nine stock options [member] | Key management personnel of entity or parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding | shares			55,000
Series 8 Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditions for the Group to acquire the stock options to grant free of charge			Average closing stock price of common stock of the Group on the TSE for any of five consecutive business days is lower than 60% of the exercise price (figure less than ¥1 is rounded down.), at any point during the period stipulated, before entering into the exercise period.
Number of stock options outstanding			3,639	3,797
Number of shares outstanding | shares			727,800	759,400
Weighted average fair value of options granted			¥ 40,816
Series 8 Stock options [member] | Key management personnel of entity or parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options outstanding			585
Number of shares outstanding | shares			117,000
Series Six and Series Seven Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional exercise conditions for each series of stock options, when not fulfilled stock options will be forfeited			The average closing stock price of common stock of the Group on the TSE for any of five consecutive business days is lower than 60% of the exercise price (figure less than ¥1 is rounded down.), at any point during the period stipulated, from the allotment date of the stock options to the expiration date.